BUSINESS - Additional Information (FY) (Details) - Country	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Product Information [Line Items]
Number of countries where product is found (more than)	100
Number of countries company operates	31	31
Sales Revenue, Net | Geographic Concentration Risk | Non-US
Product Information [Line Items]
Revenues from customers outside the U.S. (as a percent)	66.00%